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================================================================================
                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 09/30/2006
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                10/31/06
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                                As of 9/29/2006

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080.
Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                              Voting Authority
                                                         Market               Investment --------------------------
                                                         Value        Units     Powers     Full    Partial   None
                                                      ------------- --------- ---------- --------- ------- --------
AT&T INC...................... Common Stock 00206R102 $  564,460.16 17,336.00   FULL     15,975.00  0.00   1,361.00
AT&T INC...................... Common Stock 00206R102 $  339,014.72 10,412.00  PARTIAL   10,412.00  0.00       0.00
ABBOTT LABS................... Common Stock 002824100 $1,454,372.00 29,950.00   FULL     28,650.00  0.00   1,300.00
ABBOTT LABS................... Common Stock 002824100 $  202,786.56  4,176.00  PARTIAL    3,751.00  0.00     425.00
AIR PRODS & CHEMS INC......... Common Stock 009158106 $  338,487.00  5,100.00   FULL      4,700.00  0.00     400.00
AMERICAN INTL GROUP INC....... Common Stock 026874107 $  916,375.84 13,830.00   FULL     12,948.00  0.00     882.00
AMGEN INC..................... Common Stock 031162100 $  386,977.30  5,410.00   FULL      4,940.00  0.00     470.00
AUTOMATIC DATA PROCESSING
  INC......................... Common Stock 053015103 $  605,620.62 12,793.00   FULL     11,993.00  0.00     800.00
B P P L C SPONS A D R......... American
                               Depository
                               Receipts     055622104 $  850,310.28 12,966.00   FULL     12,766.00  0.00     200.00
BANK OF AMERICA CORP.......... Common Stock 060505104 $1,117,577.34 20,862.00   FULL     19,762.00  0.00   1,100.00
BELLSOUTH CORP................ Common Stock 079860102 $  651,467.25 15,239.00   FULL     14,174.00  0.00   1,065.00
BEVERLY NATIONAL CORP......... Common Stock 088115100 $  213,286.00  9,076.00   FULL      9,076.00  0.00       0.00
BOEING CO..................... Common Stock 097023105 $  206,587.00  2,620.00   FULL      2,420.00  0.00     200.00
CHEVRON CORPORATION........... Common Stock 166764100 $  673,960.26 10,391.00   FULL      9,155.00  0.00   1,236.00

                                                                                              Voting Authority
                                                         Market               Investment --------------------------
                                                         Value        Units     Powers     Full    Partial   None
                                                      ------------- --------- ---------- --------- ------- --------
CISCO SYS INC................. Common Stock 17275R102 $  687,538.63 29,919.00   FULL     29,019.00  0.00     900.00
CITIGROUP INC................. Common Stock 172967101 $1,003,681.70 20,207.00   FULL     19,257.00  0.00     950.00
DANAHER CORP.................. Common Stock 235851102 $  568,999.62  8,286.00   FULL      7,686.00  0.00     600.00
DELL INC...................... Common Stock 24702R101 $  351,804.52 15,403.00   FULL     14,651.00  0.00     752.00
DOMINION RESOURCES INC........ Common Stock 25746U109 $  691,240.13  9,037.00   FULL      8,007.00  0.00   1,030.00
ECOLAB INC.................... Common Stock 278865100 $  491,359.50 11,475.00   FULL     11,475.00  0.00       0.00
EMERSON ELEC CO............... Common Stock 291011104 $  345,503.20  4,120.00   FULL      4,120.00  0.00       0.00
EXXON MOBIL CORP.............. Common Stock 30231G102 $4,128,931.39 61,534.00   FULL     58,840.00  0.00   2,694.00
EXXON MOBIL CORP.............. Common Stock 30231G102 $  385,864.79  5,750.59  PARTIAL    5,750.59  0.00       0.00
F P L GROUP INC............... Common Stock 302571104 $  472,410.00 10,498.00   FULL      9,294.00  0.00   1,204.00
FIFTH THIRD BANCORP........... Common Stock 316773100 $  278,745.60  7,320.00   FULL      7,320.00  0.00       0.00
GENERAL ELEC CO............... Common Stock 369604103 $3,385,552.40 95,908.00   FULL     89,720.00  0.00   6,188.00
GENERAL ELEC CO............... Common Stock 369604103 $  632,364.20 17,914.00  PARTIAL   16,504.00  0.00   1,410.00
GENERAL MILLS INC............. Common Stock 370334104 $  248,757.00  4,395.00   FULL      4,195.00  0.00     200.00
HEWLETT PACKARD CO............ Common Stock 428236103 $  228,762.16  6,235.00   FULL      5,435.00  0.00     800.00
HOME DEPOT INC................ Common Stock 437076102 $  661,020.76 18,225.00   FULL     15,823.00  0.00   2,402.00
ILLINOIS TOOL WKS INC......... Common Stock 452308109 $  200,254.00  4,460.00   FULL      4,340.00  0.00     120.00
INTEL CORP.................... Common Stock 458140100 $  285,388.18 13,874.00   FULL     12,474.00  0.00   1,400.00

                                                                                                        Voting Authority
                                                                   Market               Investment --------------------------
                                                                   Value        Units     Powers     Full    Partial   None
                                                                ------------- --------- ---------- --------- ------- --------
INTERNATIONAL BUSINESS MACHINES CORP.... Common Stock 459200101 $  330,627.90  4,035.00   FULL      3,413.00  0.00     622.00
JACOBS ENGR GROUP INC................... Common Stock 469814107 $  467,809.80  6,260.00   FULL      6,110.00  0.00     150.00
JOHNSON & JOHNSON....................... Common Stock 478160104 $1,037,221.68 15,972.00   FULL     14,261.00  0.00   1,711.00
LOWE'S COS INC.......................... Common Stock 548661107 $  210,562.24  7,504.00   FULL      6,864.00  0.00     640.00
MASCO CORP.............................. Common Stock 574599106 $  259,557.72  9,466.00   FULL      9,066.00  0.00     400.00
MICROSOFT CORP.......................... Common Stock 594918104 $  944,094.65 34,519.00   FULL     32,715.00  0.00   1,804.00
MORGAN STANLEY.......................... Common Stock 617446448 $  744,921.47 10,217.00   FULL      9,074.00  0.00   1,143.00
NIKE INC................................ Common Stock 654106103 $  208,097.50  2,375.00   FULL      2,025.00  0.00     350.00
PATTERSON COS INC....................... Common Stock 703395103 $  236,950.50  7,050.00   FULL      6,050.00  0.00   1,000.00
PEPSICO INC............................. Common Stock 713448108 $1,538,765.54 23,579.00   FULL     22,179.00  0.00   1,400.00
PFIZER INC.............................. Common Stock 717081103 $  668,785.52 23,582.00   FULL     21,993.00  0.00   1,589.00
PROCTER & GAMBLE CO..................... Common Stock 742718109 $1,230,736.87 19,857.00   FULL     19,357.00  0.00     500.00
ROCKPORT NATL BANCORP INC............... Common Stock 773871108 $  761,600.00 11,200.00   FULL     11,200.00  0.00       0.00
STAPLES INC............................. Common Stock 855030102 $  891,086.25 36,625.00   FULL     34,975.00  0.00   1,650.00
STAPLES INC............................. Common Stock 855030102 $  200,722.50  8,250.00  PARTIAL    8,250.00  0.00       0.00
STATE STR CORP.......................... Common Stock 857477103 $  418,080.00  6,700.00   FULL      6,120.00  0.00     580.00
SUN LIFE FINANCIAL INC.................. Common Stock 866796105 $  570,174.81 13,883.00   FULL     13,883.00  0.00       0.00
SUDBAY CHRYSLER TRUST................... Common Stock 87507U991 $  421,501.99    700.00   FULL        700.00  0.00       0.00
TEVA PHARMACEUTICAL INDS LTD ADR........ American
                                         Depository
                                         Receipts     881624209 $  467,544.35 13,715.00   FULL     13,115.00  0.00     600.00

                                                                                                   Voting Authority
                                                             Market                Investment --------------------------
                                                             Value        Units      Powers     Full    Partial   None
                                                         -------------- ---------- ---------- --------- ------- --------
TEXAS INSTRUMENTS INC......... Common Stock    882508104 $   289,208.51   8,698.00   FULL      8,698.00   0.00      0.00
3M CO......................... Common Stock    88579Y101 $   485,962.60   6,530.00   FULL      5,630.00   0.00    900.00
UNILEVER N V A D R............ American
                               Depository
                               Receipts        904784709 $   234,995.04   9,576.00   FULL      7,083.00   0.00  2,493.00
UNITED TECHNOLOGIES CORP...... Common Stock    913017109 $   465,242.40   7,344.00   FULL      7,344.00   0.00      0.00
VERIZON COMMUNICATIONS INC.... Common Stock    92343V104 $ 1,111,746.51  29,942.00   FULL     27,764.00   0.00  2,178.00
VERIZON COMMUNICATIONS INC.... Common Stock    92343V104 $   262,720.14   7,075.68  PARTIAL    6,475.68 600.00      0.00
WACHOVIA CORP................. Common Stock    929903102 $   534,843.00   9,585.00   FULL      9,585.00   0.00      0.00
WACHOVIA CORP 2ND NEW......... Preferred Stock 929903201 $        72.59  24,186.00   FULL     24,186.00   0.00      0.00
WAL MART STORES INC........... Common Stock    931142103 $   457,245.72   9,271.00   FULL      9,071.00   0.00    200.00
WALGREEN CO................... Common Stock    931422109 $   265,896.10   5,990.00   FULL      5,390.00   0.00    600.00
WELLS FARGO & CO.............. Common Stock    949746101 $   516,831.30  14,285.00   FULL     12,725.00   0.00  1,560.00
WELLS FARGO & CO.............. Common Stock    949746101 $   256,878.00   7,100.00  PARTIAL    7,100.00   0.00      0.00
WYETH......................... Common Stock    983024100 $ 1,071,503.84  21,076.00   FULL     20,576.00   0.00    500.00

                               Grand Total               $41,131,447.15 930,869.28